Income Taxes - Schedule of Income Tax Expense (Benefit) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Deferred income tax (benefit) expense:
Deferred income tax (benefit) expense	¥ 975	$ 148	¥ 4,769	¥ (32,085)
Total income tax (benefit) expense	40,970	$ 6,218	17,889	(29,317)
Foreign Country | State Administration of Taxation, PRC
Current income tax expense:
Current income tax expense	39,995		13,120	2,768
Deferred income tax (benefit) expense:
Deferred income tax (benefit) expense	975		4,769	(32,085)
Total income tax (benefit) expense	¥ 40,970		¥ 17,889	¥ (29,317)